CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (246,527,916)	$ (12,618,254)	$ (151,256,961)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts	4,951,593	3,067,349	585,502
Depreciation and amortization	7,772,392	10,875,940	16,410,245
Impairment loss on intangible assets and goodwill	178,814,411		145,720,504
Loss on disposal of fixed assets	169,484	3,162	61,056
Gain on disposal of equity interest in a subsidiary		(175,903)
Share of losses (profits) from equity method investees	(45,509)	(230,280)	109,989
Share-based compensation	668,654	817,673	947,505
Finance cost on consideration payable	5,993,145	368,682	664,246
Deferred tax	(7,673,154)	(956,260)	(18,008,959)
Changes in operating assets and liabilities:
Accounts receivable	25,091,818	(16,512,238)	(9,237,956)
Amounts due from related parties	359,519	505,073	1,307,017
Prepaid expenses and other current assets	10,213,637	(10,328,029)	(13,676,430)
Accounts payable	(8,536,087)	2,364,875	7,484,947
Accrued expenses and other current liabilities	1,250,684	5,791,432	(1,686,546)
Amounts due to related parties	401,228	(407,954)	811,541
Income tax payable	(94,836)	(182,326)	(2,446,445)
Net cash used in operating activities	(27,190,937)	(17,617,058)	(22,210,745)
Cash flows from by investing activities:
Settlements of consideration payable		(1,321,189)	(68,509,178)
Net cash inflow from acquisition of subsidiaries			3,840,983
Acquisitions of fixed assets	(1,801,722)	(2,300,424)	(3,435,173)
Acquisitions of intangible assets	(109,065)		(133,095)
Restricted cash	(11,204,082)	68,831,080	38,607,862
Investment in other investments		(157,423)
Net cash flow from disposal of equity interest in a subsidiary		72,580
Net cash (used in) provided by investing activities	(13,114,869)	65,124,624	(29,628,601)
Cash flows from financing activities:
Proceeds from bank loans	31,851,581	20,465,028	78,181,484
Repayment of bank loans	(43,484,471)	(123,812,507)	(42,849,029)
Proceeds from issuance of common shares		68,996,741	12,901,247
Proceeds from exercise of share options	39,000	92,840	157,533
Share repurchases		(1,877,565)
Dividend paid to a noncontrolling shareholder			(50,492)
Net cash provided by (used in) financing activities	(11,593,890)	(36,135,463)	48,340,743
Effect of changes in exchange rate	602,448	1,726,190	1,875,852
Net (decrease) increase in cash and cash equivalents	(51,297,248)	13,098,293	(1,622,751)
Cash and cash equivalents at the beginning of the year	80,309,629	67,211,336	68,834,087
Cash and cash equivalents at the end of the year	29,012,381	80,309,629	67,211,336
Supplemental disclosure of cash flow information:
Income taxes paid	220,569	329,907	2,253,115
Interest paid	2,140,197	4,347,895	4,397,583
Non-cash investing and financing activities:
Shares issued as part of consideration for acquisition of subsidiaries (Note 3)			$ 67,567,386